Subsequent Events	12 Months Ended
Dec. 31, 2018
SUBSEQUENT EVENTS [Abstract]
Subsequent Events

NOTE 24 – SUBSEQUENT EVENTS

On April 5, 2019, Navios Partners prepaid $21,000 and released two vessels from the collateral package of the Term Loan B Facility.

On April 5, 2019, Navios Partners entered into a new credit facility with DNB Bank ASA (the “April 2019 Credit Facility”) of up to $40,000 (divided into two tranches) in order to refinance two Capesize vessels. The credit facility has a term of approximately 5.0 years and bears interest at LIBOR plus 275 bps per annum. No amount has yet been drawn under this facility.

On March 21, 2019, Navios Partners agreed to sell the Navios Galaxy I, a 2001-built Panamax vessel of 74,195 dwt, to an unrelated third party, for a net sale price of approximately $5,978. The sale is expected to be completed by the end of April 2019.

In February 2019, Navios Partners was required to fund the amount of $4,000 under Navios Europe I’s Revolving Loan.

On February 12, 2019, Navios Partners entered into a new credit facility with DVB Bank S.E. (the “February 2019 Credit Facility”) of up to $66,000 (divided into four tranches) in order to refinance four Capesize vessels. The credit facility has a term of approximately 5.0 years and bears interest at LIBOR plus 260 bps per annum. No amount has yet been drawn under this facility.

In January 2019, the Board of Directors of Navios Partners authorized a common unit repurchase program for up to $50,000 of the Company’s common units over a two year period. Common unit repurchases will be made from time to time for cash in open market transactions at prevailing market prices or in privately negotiated transactions. The timing and amount of repurchases under the program will be determined by Navios Partners’ management based upon market conditions and other factors. Repurchases may be made pursuant to a program adopted under Rule 10b5-1 under the Securities Exchange Act of 2 1934, as amended. The program does not require any minimum repurchase or any specific number of common units and may be suspended or reinstated at any time in the Company’s discretion and without notice. The Board of Directors will review the program periodically. Repurchases will be subject to restrictions under the Company’s credit facilities.

In January 2019, the Board of Directors of Navios Partners authorized its quarterly cash distribution for the three month period ended December 31, 2018 of $0.02 per unit. The distribution was paid on February 14, 2019 to all unitholders of common and general partner units of record as of February 11, 2019, which included the unitholders of restricted common units issued on February 1, 2019. The aggregate amount of the declared distribution was $3,458.